Significant Accounting Policies Change in Accounting Principle (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Payments Related to Tax Withholding for Share-based Compensation	$ (20,141)	$ (3,936)	$ (2,482)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(621)	5,360	(58,091)
Restatement Adjustment [Member]
Property, Plant and Equipment [Line Items]
Payments Related to Tax Withholding for Share-based Compensation		3,936	2,482
Scenario, Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Payments Related to Tax Withholding for Share-based Compensation		0	0
Increase (Decrease) in Accounts Payable and Accrued Liabilities		$ 1,424	$ (60,573)